Available-for-sale Securities (Tables)	12 Months Ended
Dec. 31, 2025
Debt Securities, Available-for-Sale [Abstract]
Schedule of unrealized positions of the Company's available-for-sale securities disaggregated by class of instrument
The following table summarizes the unrealized positions of the Company’s available-for-sale
securities disaggregated by class of instrument as of December 31, 2025:

	At December 31, 2025
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
US Treasury Securities	$12,043	$33	$—	$12,076
Corporate Debt	39,292	107	—	39,399

Total	$51,335	$140	$—	$51,475

Schedule of amortized cost and fair value of the Company's available-for-sale securities by contractual maturity
The following table provides the amortized cost and fair value of the Company’s available-for-sale
securities by contractual maturity as of December 31, 2025:

	Amortized Cost	Fair Value
Maturing within one year	$34,244	$34,318
Maturing after one to two years	17,091	17,157

Total	$51,335	$51,475